Borrowings - Summary of Borrowings (Parenthetical) (Detail) ¥ in Millions, $ in Millions, ₩ in Billions, ¥ in Billions	Mar. 18, 2023 CNY (¥)	Dec. 06, 2019 KRW (₩)	Nov. 26, 2019 CNY (¥)	Nov. 15, 2019 CNY (¥)	Oct. 25, 2019 CNY (¥)	Aug. 19, 2019 CNY (¥)	Jul. 03, 2019 CNY (¥)	Jun. 13, 2019 CNY (¥)	May 29, 2019 CNY (¥)	Mar. 07, 2019 CNY (¥)	Mar. 16, 2018 JPY (¥)	Nov. 16, 2017 SGD ($)	Oct. 24, 2016 CNY (¥)	Jul. 14, 2016 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 09, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of detailed information about borrowings [line items]
Carrying amount of related aircraft and buildings pledged as security															¥ 7,243.0		¥ 8,391.0
Guaranteed bonds [member]
Disclosure of detailed information about borrowings [line items]
Term of borrowing	ten-year
Principal amount of borrowing	¥ 4.8
Interest rate of borrowing	5.05%
Medium-term bonds [member]
Disclosure of detailed information about borrowings [line items]
Term of borrowing										three-year				five-year
Principal amount of borrowing										¥ 3.0				¥ 4.0
Interest rate of borrowing										3.70%				3.39%
Corporate bonds [member]
Disclosure of detailed information about borrowings [line items]
Term of borrowing		three-year				five-year						three-year	ten-year
Principal amount of borrowing		₩ 300				¥ 3,000.0						$ 500	¥ 3,000.0
Interest rate of borrowing		2.40%				3.60%						2.80%
Corporate bonds one [member]
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowing													¥ 1,500.0
Interest rate of borrowing													3.03%
Corporate bonds two [member]
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowing													¥ 1,500.0
Interest rate of borrowing													3.30%
Short-term debentures [member]
Disclosure of detailed information about borrowings [line items]
Term of borrowing			177 days	270 days	179 days		267 days	266 days	267 days
Principal amount of borrowing			¥ 2.0	¥ 3.0	¥ 3.0		¥ 3.0	¥ 3.0	¥ 2.0							¥ 2,500.0
Interest rate of borrowing			1.70%	2.00%	2.00%		2.98%	3.15%	3.10%							2.00%
First series of JPY- denominated credit enhanced bonds [member]
Disclosure of detailed information about borrowings [line items]
Term of borrowing											three-year
Principal amount of borrowing											¥ 10
Interest rate of borrowing											0.33%
Second series of JPY- denominated credit enhanced bonds [member]
Disclosure of detailed information about borrowings [line items]
Term of borrowing											three-year
Principal amount of borrowing											¥ 20
Interest rate of borrowing											0.64%
Third series of JPY- denominated credit enhanced bonds [member]
Disclosure of detailed information about borrowings [line items]
Term of borrowing											three-year
Principal amount of borrowing											¥ 20
Interest rate of borrowing											0.64%